Warrants Liabilities (Details) - $ / shares				12 Months Ended
	Feb. 18, 2022	Feb. 08, 2022	Aug. 11, 2020	Dec. 31, 2022	Mar. 07, 2022
Warrants Liabilities (Details) [Line Items]
Warrants exercisable				575,000
Price per share (in Dollars per share)	$ 11.5	$ 11.5
Shares issued	75,000	400,000			75,000
Class A ordinary shares [Member]
Warrants Liabilities (Details) [Line Items]
Shares issued				236,687
SPAC [Member]
Warrants Liabilities (Details) [Line Items]
Warrants exercisable				11,295,000
Price per share (in Dollars per share)				$ 11.5
Public warrants				10,000,000
Public Warrants [Member]
Warrants Liabilities (Details) [Line Items]
Price per share (in Dollars per share)				$ 11.5
Warrants [Member]
Warrants Liabilities (Details) [Line Items]
Price per share (in Dollars per share)				$ 11.5
Shares issued	58,448	153,846		25,768,967	24,393
Representative Warrants [Member]
Warrants Liabilities (Details) [Line Items]
Warrants exercisable			500,000
Price per share (in Dollars per share)			$ 11.5
Ordinary shares [member]
Warrants Liabilities (Details) [Line Items]
Price per share (in Dollars per share)				$ 11.5